Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Capital Commitments [Abstract]
Summary of Future Minimum Commitments for Non Cancellable Operating Commitments

The following table summarizes future minimum commitments of the Group under non-cancelable operating arrangements, which are mainly related to rental of bandwidth:

	2018 RMB’million	2019 RMB’million
Within one year	212	233
Later than one year but not later than five years	93	2
	305	235

Summary of Minimum Royalty Payments Under Licensing Agreement

The Group is subject to the following minimum royalty payments associated with its license agreements:

	2018	2019
	RMB’million	RMB’million
Within one year	3,599	4,513
Later than one year but not later than five years	2,284	2,704
More than 5 years	2	-
	5,885	7,217